Short-Term Bank Loans (Tables)	6 Months Ended
Mar. 31, 2024
Short-Term Bank Loans [Abstract]
Schedule of Short-Term Bank Loans	Short-term bank loans consisted of the following:
	March 31, 2024	September 30, 2023
Industrial and Commercial Bank of China (1)	$4,155,000	$4,113,000
China Merchants Bank (2)	1,385,000	-
Agricultural Bank of China (3)	2,756,150	-
Jiangsu Bank (4)	1,385,000	-
Total short-term bank loans	$9,681,150	$4,113,000
(1)	On September 28, 2023, Changzhou Zhongjin signed a loan agreement with Industrial and Commercial Bank of China to borrow $4,155,000 (RMB 30.0 million) as working capital for one year, with a maturity date of September 25, 2024. The loan had a fixed interest rate of 2.90% per annum.
(2)	On January 3, 2024, Changzhou Zhongjin entered into a loan agreement with China Merchants Bank to borrow $1,385,000 (RMB 10.0 million) as working capital. The loan has a fixed interest rate of 2.80% per annum and matures in one year. In addition, the Company’s major shareholder Mr. Erqi Wang, signed a maximum guarantee agreement with China Merchants Bank to provide personal credit guarantees for the loan.
(3)	On January 3, 2024, Changzhou Zhongjin entered into a loan agreement with Agricultural Bank of China to borrow $2,756,150 (RMB 19.9 million) as working capital. The loan has a fixed interest rate of 2.95% per annum and matures in one year.
(4)	On January 10, 2024, Changzhou Zhongjin entered into a loan agreement with Jiangsu Bank to borrow $1,385,000 (RMB 10.0 million) as working capital. The loan has a fixed interest rate of 3% per annum and matures in six months. In addition, the Company’s major shareholder Mr. Erqi Wang, signed a maximum guarantee agreement with Jiangsu Bank to provide personal credit guarantees for the loan. The loan was fully repaid on July 15, 2024.